Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,202	$ 623
Less accumulated depreciation and amortization	(525)	(206)
Property and equipment, Net	677	417
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		29
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	309	90
Dies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		358
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	122	33
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	153	40
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	203
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 415	$ 73